Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2016			2015
			Estimated Fair Value			Estimated Fair Value
		Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps	Interest rate	$5,021	$2,221	$6	$5,108	$2,177	$11
Foreign currency swaps	Foreign currency exchange rate	1,221	34	224	2,154	62	159
Foreign currency forwards	Foreign currency exchange rate	1,085	—	54	1,685	—	52
Subtotal		7,327	2,255	284	8,947	2,239	222
Cash flow hedges:
Interest rate swaps	Interest rate	2,040	325	34	1,960	427	—
Interest rate forwards	Interest rate	4,032	—	370	70	15	—
Foreign currency swaps	Foreign currency exchange rate	26,680	1,877	2,054	22,607	1,157	1,800
Subtotal		32,752	2,202	2,458	24,637	1,599	1,800
Foreign operations hedges:
Foreign currency forwards	Foreign currency exchange rate	1,394	47	5	3,916	63	12
Currency options	Foreign currency exchange rate	8,878	148	45	7,569	205	36
Subtotal		10,272	195	50	11,485	268	48
Total qualifying hedges		50,351	4,652	2,792	45,069	4,106	2,070
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps	Interest rate	53,349	4,089	1,641	66,202	3,307	1,609
Interest rate floors	Interest rate	12,101	181	7	16,801	278	24
Interest rate caps	Interest rate	78,358	112	2	55,136	67	3
Interest rate futures	Interest rate	4,793	3	12	5,178	2	7
Interest rate options	Interest rate	5,334	628	1	11,614	705	25
Interest rate forwards	Interest rate	613	—	25	43	1	—
Interest rate total return swaps	Interest rate	1,549	2	127	—	—	—
Synthetic GICs	Interest rate	5,566	—	—	4,216	—	—
Foreign currency swaps	Foreign currency exchange rate	11,651	1,445	462	10,399	687	431
Foreign currency forwards	Foreign currency exchange rate	15,422	117	977	11,539	150	219
Currency futures	Foreign currency exchange rate	915	—	—	930	—	—
Currency options	Foreign currency exchange rate	3,615	195	17	9,590	466	189
Credit default swaps — purchased	Credit	2,001	14	40	1,846	28	34
Credit default swaps — written	Credit	10,732	161	9	8,185	65	12
Equity futures	Equity market	4,457	30	3	3,537	26	18
Equity index options	Equity market	16,527	426	523	11,647	510	415
Equity variance swaps	Equity market	8,263	83	240	8,571	75	202
Equity total return swaps	Equity market	1,046	1	43	989	16	9
Total non-designated or nonqualifying derivatives		236,292	7,487	4,129	226,423	6,383	3,197
Total		$286,643	$12,139	$6,921	$271,492	$10,489	$5,267

Components of Net Derivatives Gains (Losses)
The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Freestanding derivatives and hedging gains (losses) (1)	$(509)	$429	$800
Embedded derivatives gains (losses)	(365)	116	(78)
Total net derivative gains (losses)	$(874)	$545	$722
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(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Qualifying hedges:
Net investment income	$267	$206	$152
Interest credited to policyholder account balances	(1)	27	103
Other expenses	(12)	(6)	(3)
Nonqualifying hedges:
Net investment income	(1)	(6)	(4)
Net derivative gains (losses)	705	663	556
Policyholder benefits and claims	7	2	7
Total	$965	$886	$811

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments
The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)
	(In millions)
Year Ended December 31, 2016
Interest rate derivatives	$(990)	$—	$46
Foreign currency exchange rate derivatives	882	—	(18)
Credit derivatives — purchased	(40)	—	—
Credit derivatives — written	71	—	—
Equity derivatives	(681)	(16)	(138)
Total	$(758)	$(16)	$(110)
Year Ended December 31, 2015
Interest rate derivatives	$(354)	$—	$—
Foreign currency exchange rate derivatives	502	—	—
Credit derivatives — purchased	7	(3)	—
Credit derivatives — written	(69)	—	—
Equity derivatives	(340)	(10)	—
Total	$(254)	$(13)	$—
Year Ended December 31, 2014
Interest rate derivatives	$425	$—	$—
Foreign currency exchange rate derivatives	(349)	—	—
Credit derivatives — purchased	10	—	—
Credit derivatives — written	3	—	—
Equity derivatives	(68)	(10)	(10)
Total	$21	$(10)	$(10)
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(1)
Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, derivatives held in relation to trading portfolios and derivatives held within contractholder-directed unit-linked investments.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)
Year Ended December 31, 2016
Interest rate swaps:	Fixed maturity securities	$7	$(9)	$(2)
	Policyholder liabilities (1)	(108)	90	(18)
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(12)	1
	Foreign-denominated policyholder account balances (2)	(95)	92	(3)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	127	(119)	8
Total		$(56)	$42	$(14)
Year Ended December 31, 2015
Interest rate swaps:	Fixed maturity securities	$4	$(1)	$3
	Policyholder liabilities (1)	(4)	(6)	(10)
Foreign currency swaps:	Foreign-denominated fixed maturity securities	15	(7)	8
	Foreign-denominated policyholder account balances (2)	(240)	232	(8)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(75)	68	(7)
Total		$(300)	$286	$(14)
Year Ended December 31, 2014
Interest rate swaps:	Fixed maturity securities	$4	$—	$4
	Policyholder liabilities (1)	649	(636)	13
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(11)	2
	Foreign-denominated policyholder account balances (2)	(283)	270	(13)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(359)	330	(29)
Total		$24	$(47)	$(23)
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(1)	Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)	Fixed rate or floating rate liabilities.

Derivatives and Non-Derivative Hedging Instruments in Net Investment Hedging Relationships
The following table presents the effects of derivatives in net investment hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

Derivatives in Net Investment Hedging Relationships (1), (2)	Amount of Gains (Losses) Deferred in AOCI (Effective Portion)
	Years Ended December 31,
	2016	2015	2014
	(In millions)
Foreign currency forwards	$(267)	$255	$407
Currency options	(35)	(138)	222
Total	$(302)	$117	$629
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(1)
During the years ended December 31, 2016 and 2015, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from AOCI into earnings. In May 2014, the Company sold its interest in MAL, which was a hedged item in a net investment hedging relationship. As a result, during the year ended December 31, 2014, the Company released losses of $77 million from AOCI into earnings upon the sale. See Note 3.

(2)
There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2016			2015
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
	(Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3)	$6	$449	3.1	$5	$454	3.0
Credit default swaps referencing indices	34	2,335	3.6	5	1,416	3.4
Subtotal	40	2,784	3.5	10	1,870	3.3
Baa
Single name credit default swaps (3)	5	751	2.5	6	940	2.9
Credit default swaps referencing indices	88	6,711	5.0	29	4,619	4.8
Subtotal	93	7,462	4.8	35	5,559	4.5
Ba
Single name credit default swaps (3)	(2)	135	4.1	(2)	64	2.3
Credit default swaps referencing indices	—	—	—	(1)	100	1.0
Subtotal	(2)	135	4.1	(3)	164	1.5
B
Single name credit default swaps (3)	1	70	1.8	—	—	—
Credit default swaps referencing indices	20	281	5.0	11	592	4.9
Subtotal	21	351	4.3	11	592	4.9
Total	$152	$10,732	4.4	$53	$8,185	4.2
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(1)
The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)	Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

	December 31,
	2016		2015
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$9,976	$5,721	$9,123	$4,123
OTC-cleared (1)	2,275	1,142	1,522	1,139
Exchange-traded	33	15	28	25
Total gross estimated fair value of derivatives (1)	12,284	6,878	10,673	5,287
Amounts offset on the consolidated balance sheets	—	—	—	—
Estimated fair value of derivatives presented on the consolidated balance sheets (1)	12,284	6,878	10,673	5,287
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(3,787)	(3,787)	(2,791)	(2,791)
OTC-cleared	(903)	(903)	(1,130)	(1,130)
Exchange-traded	(5)	(5)	(1)	(1)
Cash collateral: (3), (4)
OTC-bilateral	(4,244)	(84)	(4,516)	(7)
OTC-cleared	(1,335)	(234)	(370)	(2)
Exchange-traded	—	(9)	—	(20)
Securities collateral: (5)
OTC-bilateral	(1,640)	(1,818)	(1,524)	(1,247)
OTC-cleared	—	—	—	—
Exchange-traded	—	—	—	(3)
Net amount after application of master netting agreements and collateral	$370	$38	$341	$86
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(1)
At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $145 million and $184 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($43) million and $20 million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)
The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $164 million and $88 million, respectively, and provided excess cash collateral of $461 million and $142 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $82 million and $100 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $189 million and $114 million, respectively, for its OTC-bilateral derivatives, $544 million and $280 million, respectively, for its OTC-cleared derivatives, and $116 million and $68 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity. The table excludes the effects of Brighthouse derivatives prior to the Separation.

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses)Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)			Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)			(Ineffective Portion)
		Net Derivative Gains (Losses)	Net Investment Income	Other Expenses	Net Derivative Gains (Losses)
	(In millions)
Year Ended December 31, 2016
Interest rate swaps	$50	$56	$12	$—	$(1)
Interest rate forwards	(366)	(1)	4	1	—
Foreign currency swaps	589	(350)	(2)	2	1
Credit forwards	—	3	1	—	—
Total	$273	$(292)	$15	$3	$—
Year Ended December 31, 2015
Interest rate swaps	$76	$84	$11	$—	$2
Interest rate forwards	(3)	4	3	2	—
Foreign currency swaps	(194)	(720)	(1)	1	9
Credit forwards	—	1	—	—	—
Total	$(121)	$(631)	$13	$3	$11
Year Ended December 31, 2014
Interest rate swaps	$591	$41	$8	$—	$3
Interest rate forwards	31	(8)	3	2	—
Foreign currency swaps	(205)	(762)	(2)	2	1
Credit forwards	—	—	1	—	—
Total	$417	$(729)	$10	$4	$4

Schedule of Derivative Instruments
OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

	December 31,
	2016			2015
	Derivatives Subject to Credit-Contingent Provisions	Derivatives Not Subject to Credit-Contingent Provisions	Total	Derivatives Subject to Credit-Contingent Provisions	Derivatives Not Subject to Credit-Contingent Provisions	Total
	(In millions)
Estimated Fair Value of Derivatives in a Net Liability Position (1)	$1,909	$25	$1,934	$1,122	$207	$1,329
Estimated Fair Value of Collateral Provided:
Fixed maturity securities	$1,965	$31	$1,996	$1,186	$174	$1,360
Cash	$91	$—	$91	$4	$4	$8
Estimated Fair Value of Incremental Collateral Provided Upon:
One-notch downgrade in the Company’s credit or financial strength rating, as applicable	$6	$—	$6	$1	$—	$1
Downgrade in the Company’s credit or financial strength rating, as applicable, to a level that triggers full overnight collateralization or termination of the derivative position	$9	$—	$9	$1	$—	$1
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(1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Net derivative gains (losses) (1)	$(365)	$116	$(78)
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(1)
The valuation of guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $293 million, $139 million and ($46) million for the years ended December 31, 2016, 2015 and 2014, respectively.

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2016	2015
		(In millions)
Embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$143	$118
Options embedded in debt or equity securities	Investments	(88)	(157)
Embedded derivatives within asset host contracts		$55	$(39)
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	Policyholder account balances and Future policy benefits	$361	$(155)
Assumed guaranteed minimum benefits	Policyholder account balances	1,205	965
Funds withheld on ceded reinsurance	Other liabilities	(30)	(14)
Fixed annuities with equity indexed returns	Policyholder account balances	18	(3)
Embedded derivatives within liability host contracts		$1,554	$793